Consolidated statements of changes in owners’ equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2017	595
Balance at Dec. 31, 2017	$ 5,205	$ 370	$ 3,794	$ 47	$ 9,416	$ 42	$ 9,458
Balance adjusted (in shares) | As adjusted	599
Net income			1,600		1,600	24	1,624
Other comprehensive income			333	(35)	298	(14)	284
Dividends			(1,253)		(1,253)		(1,253)
Dividends reinvested and optional cash payments (in shares)	2
Dividends reinvested and optional cash payments	$ 86				86		86
Treasury shares acquired (in shares)	(2)
Treasury shares acquired	$ (100)				(100)		(100)
Shares settled from Treasury (in shares)	2
Shares settled from Treasury	$ 100				100		100
Share option award net-equity settlement feature	$ 1	(1)
Issue of shares in business combination (in shares)	2
Issue of shares in business combination	$ 98				98		98
Change in ownership interests of subsidiary		14			14	30	44
Balance (in shares) (As previously reported) at Dec. 31, 2018	599
Balance (in shares) at Dec. 31, 2018	599
Balance (As previously reported) at Dec. 31, 2018	$ 5,390	383	4,474	12	10,259	82	10,341
Balance (IFRS 16 effects) at Dec. 31, 2018			(153)	(1)	(154)	(8)	(162)
Balance at Dec. 31, 2018	5,390	383	4,474	12	10,259	82	10,341
Balance as adjusted | As adjusted	$ 5,390	383	4,321	11	10,105	74	10,179
Net income | IFRS 16 effects							37
Net income			1,746		1,746	30	1,776
Other comprehensive income | IFRS 16 effects							5
Other comprehensive income			(338)	108	(230)	8	(222)
Dividends			(1,358)		(1,358)		(1,358)
Dividends reinvested and optional cash payments (in shares)	4
Dividends reinvested and optional cash payments	$ 184				184		184
Equity accounted share-based compensation	13	20			33		33
Share option award net-equity settlement feature	$ 1	(1)
Issue of shares in business combination (in shares)	2
Issue of shares in business combination	$ 72				72		72
Change in ownership interests of subsidiary		(4)			(4)	(1)	(5)
Balance (in shares) at Dec. 31, 2019	605
Balance at Dec. 31, 2019	$ 5,660	$ 398	$ 4,371	$ 119	$ 10,548	$ 111	$ 10,659